UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2002
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   July 31, 2002


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   $47741



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      102 10267.736SH       SOLE                10267.736
3M Company                     COM              604059105     1639    13328 SH       SOLE                    13328
AFLAC, Inc.                    COM              025870106      223     6970 SH       SOLE                     6970
AOL Time Warner Inc.           COM              00184A105      445    30235 SH       SOLE                    30235
American Express Company       COM              025816109     1443    39720 SH       SOLE                    39720
American Intl. Group           COM              026874107     1281    18780 SH       SOLE                    18780
Autodesk, Inc.                 COM              052769106      166    12550 SH       SOLE                    12550
CVS Corp.                      COM              126650100     1453    47490 SH       SOLE                    47490
ChevronTexaco Corp.            COM              166764100     1392    15727 SH       SOLE                    15727
Citigroup, Inc.                COM              172967101      952    24576 SH       SOLE                    24576
Citrix Systems                 COM              177376100      107    17705 SH       SOLE                    17705
Convergys Corp.                COM              212485106      715    36728 SH       SOLE                    36728
Crawford & Co. Cl. A           COM              224633206       92    14990 SH       SOLE                    14990
Dell Computer                  COM              247025109     1760    67320 SH       SOLE                    67320
DuPont (E.I.)                  COM              263534109      284     6400 SH       SOLE                     6400
El Paso Corp.                  COM              28336L109      788    38251 SH       SOLE                    38251
Exxon Mobil Corporation        COM              30231G102     1770    43263 SH       SOLE                    43263
First Data Corp.               COM              319963104     1203    32346 SH       SOLE                    32346
FleetBoston Financial Corp.    COM              339030108     1429    44185 SH       SOLE                    44185
Gannett Co., Inc.              COM              364730101     1756    23140 SH       SOLE                    23140
General Electric               COM              369604103     1123    38655 SH       SOLE                    38655
Guidant Corp.                  COM              401698105     1279    42320 SH       SOLE                    42320
Int'l Business Mach Corp       COM              459200101     1263    17538 SH       SOLE                    17538
Johnson & Johnson              COM              478160104     1259    24089 SH       SOLE                    24089
Kroger Co.                     COM              501044101     1457    73240 SH       SOLE                    73240
Liberty Media Corp. 'A'        COM              530718105      554    55410 SH       SOLE                    55410
Limited Inc.                   COM              532716107      235    11032 SH       SOLE                    11032
McGraw-Hill Cos.               COM              580645109     1508    25260 SH       SOLE                    25260
Mellon Financial Corp.         COM              58551A108     1518    48297 SH       SOLE                    48297
Microsoft Corp                 COM              594918104     1749    31970 SH       SOLE                    31970
PepsiCo Inc.                   COM              713448108     1536    31862 SH       SOLE                    31862
Pfizer Inc.                    COM              717081103      366    10460 SH       SOLE                    10460
Pharmacia Corporation          COM              71713U102     1418    37856 SH       SOLE                    37856
Philip Morris Cos. Inc.        COM              718154107      205     4700 SH       SOLE                     4700
Pitney Bowes Inc.              COM              724479100     1746    43965 SH       SOLE                    43965
Praxair Inc.                   COM              74005P104     1691    29680 SH       SOLE                    29680
Proctor & Gamble               COM              742718109      290     3250 SH       SOLE                     3250
QUALCOMM Inc.                  COM              747525103     1326    48240 SH       SOLE                    48240
TJX Companies                  COM              872540109     1648    84020 SH       SOLE                    84020
United Parcel Service 'B'      COM              911312106      226     3660 SH       SOLE                     3660
United Technologies            COM              913017109     1712    25208 SH       SOLE                    25208
Washington Mutual              COM              939322103     1956    52707 SH       SOLE                    52707
Williams Cos., Inc.            COM              969457100      561    93718 SH       SOLE                    93718
Wyeth                          COM              983024100     2112    41246 SH       SOLE                    41246